VESSELS UNDER FINANCE LEASE, NET - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels accounted for under finance leases | vessel			7
Term of lease or charter	10 years
Number of years before option to buy vessel is available			6 years
Reclassification to 'vessels, rigs and equipment, net'		$ 542.3
Depreciation		$ 31.2	$ 41.3
Minimum
Property, Plant and Equipment [Line Items]
Term of lease or charter			6 years
Maximum
Property, Plant and Equipment [Line Items]
Term of lease or charter			11 years